Leases - Maturity Lease Schedule (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 5,744
2025	5,714
2026	5,759
2027	5,804
2028	5,851
Thereafter	7,183
Total undiscounted lease payments	36,055
Less: imputed interest	(4,746)
Present value of operating lease liabilities	$ 31,309